TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 494	$ 2,715	$ 5,538
Domestic taxes: Deferred taxes	(211)	369	(639)
Domestic	283	3,084	4,899
Foreign taxes: Current taxes	3,844	2,367	2,168
Foreign taxes: Deferred taxes	(2,476)	(154)	(1,136)
Foreign	1,368	2,213	1,032
Taxes on income	$ 1,651	$ 5,297	$ 5,931